Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Summary of Significant Accounting Policies
Summarized the impacts of the correction

The following table summarizes the impacts of the correction on the consolidated balance sheet as of January 1, 2018:

(dollars in thousands, except per share data)	Reported	Corrections	Revised
Deferred income taxes	$1,312	92	1,404
Other liabilities	5,426	407	5,833
Retained earnings	15,768	(315)	15,453

The following table summarizes the impacts of the correction on the consolidated balance sheet as of December 31, 2018:

(dollars in thousands, except per share data)	Reported	Corrections	Revised
Deferred income taxes	$1,636	92	1,728
Other liabilities	5,309	407	5,716
Retained earnings	23,931	(315)	23,616

The following table summarizes the impacts of the corrections to our capital ratios as of December 31, 2018:

	December 31, 2018 - as reported
					To be well capitalized under
			For capital adequacy		prompt corrective action
	Actual		purposes *		provisions
(dollars in thousands):	Amount	Ratio	Amount	Ratio	Amount	Ratio
Total capital (to risk-weighted assets)	$122,577	13.70%	$71,577	8.00%	$89,472	10.00%
Common equity tier 1 capital (to risk-weighted assets)	105,196	11.76%	40,262	4.50%	58,157	6.50%
Tier 1 capital (to risk-weighted assets)	105,196	11.76%	53,683	6.00%	71,577	8.00%
Tier 1 capital (to average assets)	105,196	11.20%	37,578	4.00%	46,972	5.00%

	December 31, 2018 - as revised
					To be well capitalized under
			For capital adequacy		prompt corrective action
	Actual		purposes *		provisions
(dollars in thousands):	Amount	Ratio	Amount	Ratio	Amount	Ratio
Total capital (to risk-weighted assets)	$122,262	13.66%	$71,585	8.00%	$89,481	10.00%
Common equity tier 1 capital (to risk-weighted assets)	104,881	11.72%	40,266	4.50%	58,163	6.50%
Tier 1 capital (to risk-weighted assets)	104,881	11.72%	53,689	6.00%	71,585	8.00%
Tier 1 capital (to average assets)	104,881	11.16%	37,581	4.00%	46,977	5.00%

*     Does not include capital conservation buffer of 1.250% for 2019 and 1.875% for 2018